American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2023

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.6%
Disciplined Growth Fund G Class	409,450	8,721,279
Focused Dynamic Growth Fund G Class(2)	861,116	37,871,875
Focused Large Cap Value Fund G Class	12,820,779	119,105,033
Growth Fund G Class	1,556,937	71,120,905
Heritage Fund G Class(2)	2,741,966	59,089,362
Mid Cap Value Fund G Class	4,890,403	70,275,096
Small Cap Growth Fund G Class	824,575	14,281,633
Small Cap Value Fund G Class	1,680,282	14,568,048
Sustainable Equity Fund G Class	3,258,126	138,731,026
		533,764,257
International Equity Funds — 23.0%
Emerging Markets Fund G Class	5,935,480	56,090,282
Global Real Estate Fund G Class	2,137,400	22,870,180
International Growth Fund G Class(2)	6,158,398	65,279,018
International Small-Mid Cap Fund G Class	2,949,904	24,720,197
International Value Fund G Class	4,881,521	37,978,233
Non-U.S. Intrinsic Value Fund G Class	3,518,485	31,701,553
		238,639,463
Domestic Fixed Income Funds — 18.4%
Diversified Bond Fund G Class	15,064,759	130,159,520
High Income Fund G Class	4,172,574	33,380,591
Inflation-Adjusted Bond Fund G Class	2,636,140	26,756,817
		190,296,928
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	2,379,131	19,913,330
Global Bond Fund G Class	6,395,560	52,571,505
		72,484,835
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,004,495,046)		1,035,185,483
OTHER ASSETS AND LIABILITIES†		(37,797)
TOTAL NET ASSETS — 100.0%		$1,035,147,686

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$9,432	—	$151	$(560)	$8,721	409	$(27)	—
Focused Dynamic Growth Fund(3)	44,436	$1,415	1,809	(6,170)	37,872	861	974	—
Focused Large Cap Value Fund	131,386	4,173	6,600	(9,854)	119,105	12,821	(195)	$832
Growth Fund	79,754	1,436	3,411	(6,658)	71,121	1,557	1,314	—
Heritage Fund(3)	68,358	2,878	2,324	(9,823)	59,089	2,742	177	—
Mid Cap Value Fund	77,946	1,338	482	(8,527)	70,275	4,890	(5)	473
Small Cap Growth Fund	17,095	60	218	(2,656)	14,281	825	(38)	—
Small Cap Value Fund	17,816	130	475	(2,903)	14,568	1,680	51	89
Sustainable Equity Fund	155,360	2,484	6,215	(12,898)	138,731	3,258	483	—
Emerging Markets Fund	63,536	1,243	1,015	(7,674)	56,090	5,935	(361)	—
Global Real Estate Fund	25,615	481	762	(2,464)	22,870	2,137	(189)	—
International Growth Fund(3)	73,281	3,081	183	(10,900)	65,279	6,158	(10)	—
International Small-Mid Cap Fund	27,043	1,485	—	(3,808)	24,720	2,950	—	—
International Value Fund	42,415	96	1,079	(3,454)	37,978	4,882	9	—
Non-U.S. Intrinsic Value Fund	37,392	400	386	(5,704)	31,702	3,518	—	—
Diversified Bond Fund	141,579	5,004	10,028	(6,395)	130,160	15,065	(2,032)	1,619
High Income Fund	34,961	620	977	(1,223)	33,381	4,173	(153)	620
Inflation-Adjusted Bond Fund	27,633	203	—	(1,079)	26,757	2,636	—	—
Emerging Markets Debt Fund	20,741	627	—	(1,455)	19,913	2,379	—	256
Global Bond Fund	55,963	979	2,406	(1,964)	52,572	6,396	(502)	582
	$1,151,742	$28,133	$38,521	$(106,169)	$1,035,185	85,272	$(504)	$4,471
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.